Inventories (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ 8,227	$ 14,768
Inventories included in cost of sales	31,113	33,960
Gross carrying amount
Schedule Of Inventory Disclosure [Line Items]
Finished goods	4,310	10,740
Components and parts	5,263	5,537
Inventory	9,573	16,277
Provision for obsolescence
Schedule Of Inventory Disclosure [Line Items]
Inventory	$ (1,346)	$ (1,509)